Commitments and Contingencies - Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Operating Leased Assets [Line Items]
2026	₨ 24,150.2	$ 282.7
2027	23,694.5	277.4
2028	23,148.0	271.0
2029	21,954.8	257.0
2030	20,622.4	241.4
Thereafter	115,524.0	1,352.3
Total lease payments	229,093.9	2,681.8
Less: imputed interest	75,164.1	880.0
Total operating lease liabilities	₨ 153,929.8	$ 1,801.8	₨ 131,043.0
Weighted average remaining lease term (in years)	10 years 2 months 12 days	10 years 2 months 12 days
Weighted average discount rate	7.25%	7.25%